NON-CONTROLLING INTERESTS (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure Of Detailed Information About Non-controlling Interests [Abstract]
Summary of Non-controlling Interests
Brookfield Renewable`s non-controlling interests are comprised of the following:

(MILLIONS)	Jun 30, 2019	Dec 31, 2018
Participating non-controlling interests - in operating subsidiaries	$8,226	$8,129
General partnership interest in a holding subsidiary held by Brookfield	65	66
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield	3,166	3,252
Preferred equity	591	568
	$12,048	$12,015
The net change in participating non-controlling interests - in operating subsidiaries is as follows:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III	Brookfield Infrastructure Fund IV	Canadian Hydroelectric Portfolio	The Catalyst Group	Isagen institutional investors	Isagen public non- controlling interests	Other	Total
As at December 31, 2017	$850	$1,682	$1,852	$—	$—	$134	$1,701	$9	$70	$6,298
Net income	1	9	86	—	4	14	174	1	8	297
OCI	66	298	805	—	(11)	(18)	504	5	58	1,707
Capital contributions	—	9	5	—	293	—	—	—	—	307
Acquisition	—	—	—	—	—	—	—	—	21	21
Distributions	(17)	(81)	(276)	—	—	(6)	(167)	—	(6)	(553)
Other	—	12	(3)	—	(10)	—	—	—	53	52
As at December 31, 2018	$900	$1,929	$2,469	$—	$276	$124	$2,212	$15	$204	$8,129
Net income (loss)	8	4	44	1	14	14	81	—	2	168
OCI	2	13	46	—	12	—	27	—	(15)	85
Capital contributions	—	—	2	20	277	—	—	—	(1)	298
Acquisition	—	—	(21)	—	—	—	—	—	21	—
Disposal	—	—	—	—	—	—	—	—	(53)	(53)
Distributions	(7)	(54)	(171)	—	(1)	(11)	(139)	(1)	(12)	(396)
Other	—	—	—	—	(4)	—	(1)	—	—	(5)
As at June 30, 2019	$903	$1,892	$2,369	$21	$574	$127	$2,180	$14	$146	$8,226
Interests held by third parties	75-80%	43-60%	23-71%	71%	50%	25%	53%	0.5%	20-50%

Summary of Distributions
The composition of the distributions for the three and six months ended June 30 is presented in the following table:

	Three months ended Jun 30		Six months ended Jun 30
(MILLIONS)	2019	2018	2019	2018
General partnership interest in a holding subsidiary held by Brookfield	$1	$2	$3	$3
Incentive distribution	12	9	25	20
	$13	$11	$28	$23
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield	$67	$64	$135	$128
	$80	$75	$163	$151
The composition of the distribution for the three and six months ended June 30 is presented in the following table:

	Three months ended Jun 30		Six months ended Jun 30
(MILLIONS)	2019	2018	2019	2018
Brookfield	$29	$27	$58	$55
External LP Unitholders	63	61	127	123
	$92	$88	$185	$178

Disclosure of Preference Shares
Brookfield Renewable`s preferred equity consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. ("BRP Equity") as follows:

	Shares outstanding	Cumulative distribution rate (%)	Earliest permitted redemption date	Distributions declared for the six months ended June 30		Carrying value as at
(MILLIONS EXCEPT AS NOTED)
				2019	2018	Jun 30, 2019	Dec 31, 2018
Series 1 (C$136)	5.45	3.36	Apr 2020	$2	$2	$104	$100
Series 2 (C$113)(1)	4.51	4.27	Apr 2020	2	2	86	83
Series 3 (C$249)	9.96	4.40	Jul 2019	4	4	190	182
Series 5 (C$103)	4.11	5.00	Apr 2018	2	2	78	75
Series 6 (C$175)	7.00	5.00	Jul 2018	3	3	133	128
	31.04			$13	$13	$591	$568

(1)	Dividend rate represents annualized distribution based on the most recent quarterly floating rate.